Leases - Summary of Lease Cost Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 6,132	$ 3,467
Total lease cost	6,132	3,467
Operating cash flows used for operating leases	$ 6,044	$ 1,070
Weighted-average remaining lease term (in years)	9 years 2 months 1 day	9 years 9 months 3 days
Weighted-average discount rate	9.90%	9.85%